Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 89,301	$ 118,850	$ 230,586	$ 313,294	$ 405,417	$ 723,612
C-Bond I multi-purpose glass protection system [Member]
Revenue	27,483		31,947
C-Bond BRS ballistic resistant glass protection system [Member]
Revenue	23,690		73,805
Solution and film sales - other [Member]
Revenue	12,100		49,691
C-Bond Nanoshield solution sales [Member]
Revenue	24,169		69,039
Freight and delivery [Member]
Revenue	$ 1,859		$ 6,104